Revenue - Schedule of Revenue by Product Line (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 23, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation Of Revenue [Line Items]
Total revenue	$ 4,840	$ 147,356	$ 61,289
Additive Manufacturing
Disaggregation Of Revenue [Line Items]
Total revenue	567	17,270	19,032
Injection Molding
Disaggregation Of Revenue [Line Items]
Total revenue	919	27,968	17,093
CNC Machining
Disaggregation Of Revenue [Line Items]
Total revenue	1,372	41,775	9,173
Precision Sheet Metal
Disaggregation Of Revenue [Line Items]
Total revenue	1,700	51,751	9,811
Ancillary Product Lines
Disaggregation Of Revenue [Line Items]
Total revenue	$ 282	$ 8,592	$ 6,180